Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued professional fees	$ 222	$ 354	$ 1,192
Accrued employee-related costs	5,606	4,221	2,213
Accrued merchant fees			184
Accrued interest			27
Legal accrual			1,302
Other	424	1,699	1,093
Accrued expenses	$ 6,252	$ 6,274	$ 6,011